Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Increases for tax positions related to prior years	$ 422
Increases for tax positions related to current year	522
Decreases for tax positions related to prior years	0	$ 0	$ 0
Decreases for tax positions related to current year	0	0	0
Settlement with taxing authorities	0	0	0
Expiration of applicable statutes of limitations	0	$ 0	$ 0
Unrecognized income tax benefits, December 31	$ 944